Goodwill and Intangible Assets (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets
6. Goodwill and Intangible Assets
Goodwill
The following table summarizes the changes to goodwill (in thousands):

Amount
Balance at January 1, 2025	$19,544
Addition	793,426
Balance at June 30, 2025	$812,970

There were no impairment charges recorded to goodwill for any of the periods presented.
Intangible Assets, Net
Intangible assets, net consisted of the following (dollars in thousands):

	June 30, 2025				December 31, 2024
	Weighted- Average Remaining Useful Lives (in years)	Acquired Intangibles, Gross	Accumulated Amortization	Acquired Intangibles, Net	Acquired Intangibles, Gross	Accumulated Amortization	Acquired Intangibles, Net
Acquired technologies	5	$167,253	$(9,271)	$157,982	$5,453	$(3,611)	$1,842
Other(1)	10	49,697	(1,784)	47,913	3,897	(830)	3,067
Total		$216,950	$(11,055)	$205,895	$9,350	$(4,441)	$4,909

(1)	Included in Other are customer relationships and trade names.
Amortization expenses for intangible assets were $6 million and $1 million for the three months ended June 30, 2025 and 2024, respectively, and $7 million and $1 million for the six months ended June 30, 2025 and 2024, respectively.
As of June 30, 2025, the expected future amortization expense related to intangible assets was as follows (in thousands):

Years Ending December 31,	Amount
Remaining portion of 2025	$18,940
2026	36,264
2027	36,250
2028	36,082
2029	36,069
Thereafter	42,290
Total expected future amortization expense	$205,895

6. Goodwill and Intangible Assets
Goodwill
The following table summarizes the changes to goodwill (in thousands):

Amount
Balance at January 1, 2023	$97
Addition from the acquisition of Conductor	19,447
Balance at December 31, 2023 and 2024	$19,544

There were no impairment charges recorded to goodwill for any of the periods presented.
Intangible Assets, Net
Intangible assets, net consisted of the following (in thousands):

	December 31, 2023			December 31, 2024
	Acquired Intangibles, Gross	Accumulated Amortization	Acquired Intangibles, Net	Acquired Intangibles, Gross	Accumulated Amortization	Acquired Intangibles, Net
Acquired technologies	$5,453	$(1,600)	$3,853	$5,453	$(3,611)	$1,842
Other(1)	3,897	(747)	3,150	3,897	(830)	3,067
Total	$9,350	$(2,347)	$7,003	$9,350	$(4,441)	$4,909

(1)	Included in Other are customer relationships and trade names.
Amortization expenses for intangible assets were $0 million, $2 million, and $2 million for the years ended December 31, 2022, 2023, and 2024, respectively.
As of December 31, 2024, the expected future amortization expense related to intangible assets was as follows (in thousands):

Years Ending December 31,	Amount
2025	$2,058
2026	441
2027	427
2028	261
2029	246
Thereafter	1,476
Total expected future amortization expense	$4,909